Data from FCR's Financial Statements (Details Textual) $ in Millions, $ in Millions		6 Months Ended	12 Months Ended
	Jul. 10, 2017	Jun. 30, 2017 CAD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 CAD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CAD ($)
Data from FCR's Financial Statements (Textual)
Fair value of investment property			$ 2,600.0	$ 2,400.0
Investment pledged as security			$ 1,600.0
Sale of interest in Royal Orchard property			50.00%
Percentage of ownership interest			50.00%
Stabilized net operating income, description			Additionally, a 1% increase or decrease in stabilized net operating income ("SNOI") would result in an C$91 million increase or a C$79 million decrease, respectively, in the fair value of shopping centers. SNOI is not a measure defined by IFRS. SNOI reflects stable property operations, assuming a certain level of vacancy, capital and operating expenditures required to maintain a stable occupancy rate. The average vacancy rates used in determining SNOI for non-anchor tenants generally range from 2% to 5%. A 1% increase in SNOI coupled with a 0.25% decrease in stabilized capitalization rate would result in an increase in the fair value of shopping centers of C$515 million, and a 1% decrease in SNOI coupled with a 0.25% increase in the stabilized capitalization rate would result in a decrease in the fair value of shopping centers of C$457 million.
Increase in investment properties				15.1
Weighted average interest rate effective percentage			4.42%
FCR [Member]
Data from FCR's Financial Statements (Textual)
Unsecured facility		$ 800.0				$ 115.0
Unsecured facility maturity date		Jun. 30, 2022	Feb. 13, 2019
FCR [Member] | Revolving facility maturing 2022 [Member]
Data from FCR's Financial Statements (Textual)
Drawn equivalent amount						346.1
Revalued amount						150.0
FCR [Member] | Non-revolving facility maturing 2020 [Member]
Data from FCR's Financial Statements (Textual)
Drawn equivalent amount						338.7
Revalued amount						147.0
FCR [Member] | Series U [Member]
Data from FCR's Financial Statements (Textual)
Description of senior unsecured debentures	FCR completed the issuance of C$300 million principal amount of Series U senior unsecured debentures due July 12, 2027. These debentures bear interest at a coupon rate of 3.753% per annum, payable semi-annually commencing January 12, 2018.
Mortgages and credit facilities [member]
Data from FCR's Financial Statements (Textual)
Fair value of investment property			$ 2,600.0	2,400.0
Investment pledged as security			$ 9,400.0	$ 8,500.0
Weighted average bear coupon interest			4.30%	4.50%
Weighted average interest rate effective percentage			4.30%	4.40%
FCR had drawn in bank indebtedness					$ 387.2	$ 3.1